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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number_811-21308

                           The China-U.S. Growth Fund

              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end:    October 31

Date of reporting period:   October 31, 2003

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

                              FINANCIAL STATEMENTS


                         Report of Independent Auditors

To the Shareholders and Board of Trustees of The China - U.S. Growth Fund:

We have audited the accompanying statement of assets and liabilities of The China - U.S. Growth Fund (the "Fund") as of October 31, 2003. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. Our procedures included confirmation of cash owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The China - U.S. Growth Fund at October 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                     [GRAPHIC ERNST & YOUNG LLP]

December 10, 2003
New York, New York

                           THE CHINA-U.S. GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003


ASSETS
Cash                                                                    $100,000
                                                                       ---------
   Total Assets                                                          100,000
                                                                       ---------

                                   Liabilities

Accounts Payable                                                           -
                                                                       ---------
Net Assets                                                              $100,000
                                                                       =========

Net Assets Consist of:
Paid-in Capital                                                         $100,000
                                                                       =========

Shares of beneficial interest outstanding                                 10,000
                                                                       =========
Net asset value, offering price per share                                 $10.00
                                                                       =========


SEE ACCOMPANYING NOTES.

                           THE CHINA-U.S. GROWTH FUND
                NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

(1) The China-U.S. Growth Fund (the "Fund) was organized on February 14, 2003, under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end investment company. The Fund commenced operations on November 3, 2003. All offering expenses and organizational expenses, estimated to be approximately $32,000 and $42,000, respectively, were borne directly by Fred Alger Management, Inc. (the "Adviser"). The Advisor will absorb any additional expenses incurred prior to the commencement of operations of the Fund.

(2) The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and related disclosures. Actual results may differ from those estimates.

(3) Fees incurred by the Fund, pursuant to the provisions of its Investment Advisory Agreement with the Adviser, are payable monthly and are computed based on the value of the average daily net assets of the Fund at an annual rate of 1.50%.

(4) The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, as such, will not be subject to federal income taxes to the extent that it distributes substantially all taxable income each year.

(5) The authorized capital of the Fund consists of unlimited number of shares of beneficial interest having a par value of $.001 per share.

(6) The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted the Advisor in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. The Advisor does not believe that the foregoing investigations will materially affect its ability to perform its management contracts with any of the funds that it manages.

TRUSTEES AND OFFICERS OF THE FUND (UNAUDITED)

Information about the Trustees and officers of the Fund is set forth below. In the table the term nAlger Fund Complexi refers to the Fund, The Alger Fund, Spectra Fund, The Alger American Fund, The Alger Institutional Fund, and Castle Convertible Fund, Inc., each of which is a registered investment company managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected; each officer's term of office is one year. Unless otherwise noted, the address of each person named below is c/o China-U.S. Growth Fund, 111 Fifth Avenue, New York, NY 10003.


                                                                                                      Number of
                                                                                                  Portfolios in the
                                                                                                      Alger Fund
    Name, Age,                                                                          Trustee     Complex which
Position with the                                                                        and/or      are Overseen
 Fund and Address           Principal Occupations                                    Officer Since    by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Zachary Karabell (36)       Senior Vice President (Vice President                        2003              1
  Chairman of the Board     prior to October 2003), Portfolio Strategist
                            and Senior Economic Analyst of Alger Management since
                            2002; consultant and author since 1997. Research Fellow
                            at the Miller Center, University of Virginia 1998-2000
                            and Visiting Professor, Dartmouth College 1997.

Hilary M. Alger (42)        Trustee/Director of five of  the six funds                   2003             17
  Trustee                   in the Alger Fund Complex since 2003;
                            Associate Director of Development, College of Arts and
                            Sciences and Graduate School, University of Virginia
                            1999-2003; Director of Development and Communications,
                            Lenox Hill Neighborhood House 1997-1999.




                                                                                                      Number of
                                                                                                  Portfolios in the
                                                                                                      Alger Fund
    Name, Age,                                                                          Trustee     Complex which
Position with the                                                                        and/or      are Overseen
 Fund and Address           Principal Occupations                                    Officer Since    by Trustee
------------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
Stephen E. O'Neil (71)      Attorney; Private investor since 1981;                       1986             23
  Trustee                   Director of  Brown-Forman Corporation
                            Since 1978; Trustee/Director of the six funds in the
                            Alger Fund Complex since the inception of each; of
                            Counsel to the law firm of Kohler & Barnes to 1998.

Lester L. Colbert, Jr. (69) Private investor since 1988; Trustee/Direc-                  2000             17
  Trustee                   tor of three of the six funds in the Alger
                            Fund Complex.since 2000, of one since 2003, and of
                            another since 1984. Chairman of the Board and Chief
                            Executive Officer of Xidex Corporation 1972-87.

Nathan E. Saint-Amand,      Medical doctor in private practice;                          1986             23
  M.D. (65)                 Member of the Board of the Manhattan
  Trustee                   Institute since 1988; Trustee/Director of
                            each of the six funds in the Alger Fund Complex since
                            the later of 1986 or its inception; formerly Co-Chairman
                            Special Projects Committee, Memorial Sloan Kettering.



                                                                                                      Number of
                                                                                                  Portfolios in the
                                                                                                      Alger Fund
    Name, Age,                                                                          Trustee     Complex which
Position with the                                                                        and/or      are Overseen
 Fund and Address           Principal Occupations                                    Officer Since    by Trustee
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
Dan C. Chung (41)           President since September 2003 and                           2001            N/A
  President                 Chief Investment Officer and Director
                            since 2001 of Alger Management; President
                            since 2003 and Director since 2001 of Alger
                            Associates, Inc. ("Associates"),  Alger Proper-
                            ties, Inc ("Properties"), Alger Shareholder
                            Services, Inc. ("Services"), Alger Life Insur-
                            ance Agency, Inc. ("Agency"), Fred Alger
                            International Advisory S.A. ("International"),
                            Alger National Trust Company ("Trust") and
                            Analysts Resources, Inc. ("ARI"); Trustee/
                            Director of four of the six funds in the Alger
                            Fund Complex since 2001; senior analyst
                            With Alger Management 1998-2001.

Dorothy G. Sanders (48)     Senior Vice President, General Counsel and                   2000            N/A
  Secretary                 Secretary of Fred Alger & Company, Incor-
                            porated, General Counsel and Secretary of Associates,
                            Agency, Properties, Services, ARI and Alger Management,
                            and Secretary of International and the other five funds
                            in the Alger Fund Complex since 2000. Senior Vice
                            President, Fleet Financial Group 1998-2000.

Frederick A. Blum (49)      Executive Vice President of Alger Manage-                    1996            N/A
  Treasurer and Assistant   ment since September 2003;and Executive
  Secretary                 Vice President prior thereto;  Treasurer or
                            Assistant Treasurer, and Assistant Secretary, of the
                            other five funds in the Alger Fund Complex since 1996;
                            Treasurer and Execu- tive or Senior Vice President of
                            Trust since 2000.


Mr. Karabell is an "interested person" (as defined in the Investment Company
Act) of the Fund because of his affiliation with Alger Management. Mr. Karabell is the son-in-law, and Ms. Alger is a daughter of, Fred M. Alger III. Ms. Alger is an "interested person" because she is an immediate family member of Mr. Alger. No Trustee is a director of any public company except as may be indicated under "Principal Occupations."


The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, by calling (800) 254-3796.


REMUNERATION OF TRUSTEES AND OFFICERS. During the fiscal period ended October 31, 2003, no remuneration was paid by the Fund to any of the Trustees or officers of the Fund or to any person of whom any of the Trustees or officers is an affiliated person.


PROXY VOTING. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling (800) 254-3796 and on the Securities and Exchange Commission's website at http://www.sec.gov. After August 30, 2004, the Fund's proxy voting record will be available from both of these sources.


SHAREHOLDER VOTES. On September 8, 2003, at a special meeting duly called and held for the following purposes, Fred Alger Management, Inc., the Fund's sole shareholder,

         (1) elected the following persons Trustees of the Fund:

                  Hilary M. Alger
                  Zachary Karabell
                  Stephen E. O'Neil

                  Lester L Colbert, Jr.
                  Scobie  D. Ward,

         (2) approved the proposed Investment Management Agreement between the Fund and Fred Alger Management, Inc., and

         (3) approved the proposed Sub-Advisory Agreement between Fred Alger Management, Inc. and JF International Management, Inc.

         All of the Fund's 10,000 outstanding shares were voted for each of the nominees and for approval of each Agreement.

ITEM 2.  CODE OF ETHICS.
         (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

         (b)  Not applicable.

         (c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

         (d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

         (e)  Not applicable.

         (f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         On September 8, 2003, the Board of Trustees of the Registrant determined that Stephen E. O'Neil is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. O'Neil is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.


 ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES
Not applicable

ITEM 8.  RESERVED


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) (1) Code of Ethics as Exhibit EX-99.CODE ETH

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT


         SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The China-U.S. Growth Fund

         By: /s/Dan C. Chung

             Dan C. Chung

             President

         Date: December 16, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/Dan C. Chung

             Dan C. Chung

             President

         Date: December 16, 2003

         By: /s/Frederick A. Blum

             Frederick A. Blum

             Treasurer

         Date: December 16, 2003